Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Inventories [Abstract]
Finished goods	$ 61,824	$ 42,251
Work-in-process	4,221	164
Raw materials	53,217	45,991
Inventory, Net	$ 119,262	$ 88,406